Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories
Summary of inventories

	December 31,
(Thousands of dollars)	2013	2012
At lower of LIFO cost or market:
Live hogs and materials	$207,310	$258,638
Fresh pork and materials	33,485	31,495
	240,795	290,133
LIFO adjustment	(62,236)	(90,730)
Total inventories at lower of LIFO cost or market	178,559	199,403
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	299,229	317,573
Sugar produced and in process	53,325	65,986
Other	74,289	73,606
Total inventories at lower of FIFO cost or market	426,843	457,165
Grain, flour and feed at lower of weighted average cost or market	93,596	100,296
Total inventories	$698,998	$756,864